Sprott Gold Equity Fund

Schedule of Investments as of September 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 84.8%
Gold Related Securities - 73.5%
Australia - 5.6%
Bellevue Gold Ltd. (a)	8,023,000	$4,901,198
Northern Star Resources Ltd.	2,714,500	16,680,824
Perseus Mining Ltd. (a)	14,500,000	14,675,901
West African Resources Ltd. (a)(b)	24,900,000	17,461,431

		53,719,354

Canada - 58.0%
Agnico Eagle Mines Ltd.	303,186	15,729,001
Alamos Gold, Inc. - Class A	3,799,600	27,357,120
Barrick Gold Corp.	413,400	7,461,870
Baru Gold Corp. (a)(b)(c)	13,290,993	996,877
Corvus Gold, Inc. (a)(b)(c)	3,226,901	10,326,083
Corvus Gold, Inc. (a)(b)(c)(d)	6,954,100	22,181,086
Corvus Gold, Inc. (a)(b)(d)(e)	9,500,000	30,301,595
Corvus Gold, Inc. (a)(b)(e)	1,739,130	5,547,201
Equinox Gold Corp. (a)	2,705,595	17,857,867
Falco Resources Ltd. (a)(b)(c)(d)	16,222,300	4,738,869
Falco Resources Ltd. (a)(b)(f) (Originally acquired 08/16/21, Cost $2,386,825)	7,500,000	2,132,875
Franco-Nevada Corp.	57,700	7,495,807
Gold Standard Ventures Corp. (a)(c)	3,000,000	1,350,071
I-80 Gold Corp. (a)(b)(c)	10,415,264	25,573,560
International Tower Hill Mines Ltd. (a)(b)	6,750,222	5,033,641
International Tower Hill Mines Ltd. (a)(b)(d)	1,666,667	1,236,908
International Tower Hill Mines Ltd. (a)(b)(e)	18,664,631	13,851,850
Jaguar Mining, Inc. (b)	5,800,759	18,181,757
Kinross Gold Corp.	4,989,967	26,746,223
Kirkland Lake Gold Ltd.	957,513	39,885,035
Maverix Metals, Inc.	1,615,000	7,219,050
Maverix Metals, Inc. (c)(d)	2,650,000	11,862,861
Novagold Resources, Inc. (a)	2,030,800	13,971,904
NuLegacy Gold Corp. (a)(b)	37,852,485	1,643,681
Osisko Development Corp. (a)	1,333,400	5,274,226
Osisko Gold Royalties Ltd.	24,340	273,338
Osisko Gold Royalties Ltd. (d)	3,130,127	35,166,357
Osisko Mining, Inc. (a)(b)	15,384,239	28,543,314
Pan American Silver Corp.	1,038,445	24,164,615
Pretium Resources, Inc. (a)	2,923,485	28,274,665
Seabridge Gold, Inc. (a)(c)	400,000	6,180,000
Silvercrest Metals, Inc. (a)	4,056,600	28,344,316
SSR Mining, Inc.	897,300	13,049,318
Strategic Metals Ltd. (a)(b)	9,886,500	2,302,635
Torex Gold Resources, Inc. (a)	2,433,900	24,327,470
Trifecta Gold Ltd. (a)	2,325,199	156,041
Wesdome Gold Mines Ltd. (a)	3,115,200	24,963,903
Wheaton Precious Metals Corp. (c)	386,175	14,512,457

		554,215,447

South Africa - 3.4%
AngloGold Ashanti Ltd. - ADR	544,000	8,698,560
Gold Fields Ltd. - ADR (c)	2,681,000	21,769,720
Gold Fields Ltd. (d)	200,000	1,637,320

		32,105,600

United Kingdom - 3.0%
Endeavour Mining PLC (c)	1,297,500	29,180,766

United States - 3.5%
Contango ORE, Inc. (a)	263,200	5,264,000
Electrum Ltd. (a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	42,546
Newmont Corp.	511,990	27,801,057

		33,107,603

Total Gold Related Securities		702,328,770

Other Precious Metals Related Securities - 10.5%
Canada - 5.6%
Bear Creek Mining Corp. (a)	5,425,900	4,498,022
MAG Silver Corp. (a)(b)(c)	1,531,135	24,804,387
MAG Silver Corp. (a)(b)(d)(e)	1,432,665	23,199,084
Nickel Creek Platinum Corp. (a)(b)	14,037,494	831,211

		53,332,704

South Africa - 2.9%
Sibanye Stillwater Ltd. - ADR	2,250,000	27,765,000

United Kingdom - 0.7%
Hochschild Mining PLC	3,818,200	6,842,376

United States - 1.3%
Gatos Silver, Inc. (a)	906,416	10,541,614
Silver Opportunity Partners Corp. (a)(f) (Originally acquired 03/15/11, Cost $4,525,333)	243,690	1,413,404

		11,955,018

Total Other Precious Metals Related Securities		99,895,098

Other Securities - 0.8%
United States - 0.8%
Gold Bullion International LLC (a)(b)(f) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc. (a)(f) (Originally acquired 10/09/07, Cost $175,524)	74,532	596,256

Total Other Securities		7,496,256

Total Common Stocks (Cost $842,044,751)		809,720,124

Private Fund - 1.3%
Gold Related Security - 1.3%
Tocqueville Bullion Reserve LP - Glass G (a)(b)(f) (Originally acquired 11/28/11, Cost $13,795,735)	7,619	12,495,805

Total Private Fund (Cost $13,795,735)		12,495,805

	Ounces
Gold Bullion - 13.4%
Gold Bullion (a)	73,066	128,374,152

Total Gold Bullion (Cost $31,266,121)		128,374,152

Warrants - 0.2%
Gold Related Securities - 0.2%

	Shares
Canada - 0.2%
Baru Gold Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (a)(b)(e)(f) (Originally acquired 03/03/17, Cost $0)	3,321,250	—
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55 (a)(b)(d)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	226,788
I-80 Gold Corp.
Expiration: 09/18/2022, Exercise Price: CAD $3.64 (a)(b)(d)(f) (Originally acquired 03/02/21, Cost $0)	1,330,000	323,312
Maverix Metals, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $2.41 (a)(d)(e)(f) (Originally acquired 05/09/19, Cost $0)	437,500	837,523
NuLegacy Gold Corp.
Expiration: 10/08/2022, Exercise Price: CAD $0.12 (a)(b)(f) (Originally acquired 10/07/19, Cost $0)	4,648,198	1,101
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)(d)	274,000	9,735
Osisko Mining, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $5.25 (a)(b)(f) (Originaly acquired 06/17/20, Cost $0)	932,500	—

Total Gold Related Securities		1,398,459

Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (a)(b)(e)(f) (Originally acquired 08/04/17, Cost $0)	6,189,601	—
Nickel Creek Platinum Ltd.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(b)(f) (Originally acquired 07/01/19 Cost $0)	1,658,293	28,541

Total Other Precious Metals Related Securities		28,541

Total Warrants (Cost $0)		1,427,000

Right - 0.0%
Gold Related Securities- 0.0%
Osisko Gold Royalties Ltd.
Expiration: 5/25/2022, Exercise Price: CAD $10.00 (a)(d)(f) (Originally acquired 10/28/20, Cost $0)	666,700	737

Total Right (Cost $0)		737

Short -Term Investments - 3.9%
Money Market Fund - 0.4%
Invesco Treasury Portfolio
Instituional Class, 0.010% (g)	3,498,153	3,498,153

Investments Purchased with Proceeds from Securities Lending - 3.5%
Mount Vernon Liquid Assets, 0.10%	33,468,715	33,468,715

Total Short-Term Investments (Cost $36,966,868)		36,966,868

Total Investments (Cost $924,073,476) - 103.6%		988,984,686
Liabilities in Excess of Other Assets - (3.6)%		(33,986,776)

Total Net Assets - 100.0%		$954,997,910

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 2.
(c)

This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $38,731,194. The loaned securities were secured with cash collateral of $33,468,715. The cash colalteral recieved consits of common stocks and is held for the benifit of the Fund at the Fund’s custodian. The Fund cannot repledge or esell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of September 30, 2021 was $73,737,253, which represented 7.72% of net assets.
(f)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See Footnote 2. The aggregate value of fair valued securities as of September 30, 2021 was $24,998,888, which represented 2.62% of net assets.

(g)	Variable rate security. Rate listed is the 7-day effective yield as of September 30, 2021

The Accompanying Footnotes are an Integral Part of these Financial Statements.

1) Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities. Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at September 30, 2021.

Investments in Securities at Value
Sprott Gold Equity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$694,733,307	$7,552,917	$42,546	$702,328,770
Other Precious Metals Related	98,481,694	—	1,413,404	99,895,098
Other	—	—	7,496,256	7,496,256

Total Common Stocks	793,215,001	7,552,917	8,952,206	809,720,124
Private Fund ^	—	—	—	12,495,805
Gold Bullion	128,374,152	—	—	128,374,152
Warrants	—	1,427,000	—	1,427,000
Right	—	737	—	737
Short-Term Investments	36,966,868	—	—	36,966,868

Total Assets	$958,556,021	$8,980,654	$8,952,206	$988,984,686

*	For a detailed sector breakdown, please see the accompanying Schedules of Investments.
**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

^

As of September 30, 2021, the Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Gold Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Beginning Balance - December 31, 2020	$8,513,563
Purchases	—
Sales	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation	438,643
Transfers in/(out) of Level 3	—

Ending Balance - September 30, 2021	$8,952,206

As of September 30, 2021, the change in unrealized appreciation on positions still held for securities that were considered Level 3 was $438,643.

2) Transactions with Affiliates*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2021 through September 30, 2021. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2021		Additions		Reductions		September 30, 2021		Interest	Dividend	Realized	Change in Gross Unrealized	September 30, 2021
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost
Sprott Gold Equity Fund
Baru Gold Corp.	194,440	3,148,570	13,096,553	19,647,429	—	—	13,290,993	—	—	—	—	(18,675,756)	996,877	22,795,999
Baru Gold Corp.	13,096,553	19,647,429	—	—	(13,096,553)	(19,647,429)	—	—	—	—	—	17,949,785	—	—
Baru Gold Corp. Warrant	3,321,250	—	—	—	—	—	3,321,250	—	—	—	—	(261)	—	—
Bear Creek Mining Corp. (a)	7,413,200	28,761,181	—	—	(1,987,300)	(8,934,996)	5,425,900	—	—	—	(5,982,810)	(4,795,685)	4,498,022	19,826,185
Corvus Gold, Inc.	3,226,901	2,212,904	—	—	—	—	3,226,901	—	—	—	—	2,646,059	10,326,083	2,212,904
Corvus Gold, Inc.	9,500,000	7,163,141	—	—	—	—	9,500,000	—	—	—	—	7,762,511	30,301,595	7,163,141
Corvus Gold, Inc.	6,954,100	8,503,013	—	—	—	—	6,954,100	—	—	—	—	5,682,240	22,181,086	8,503,013
Corvus Gold, Inc.	1,739,130	1,561,600	—	—	—	—	1,739,130	—	—	—	—	1,421,054	5,547,201	1,561,600
Falco Resources Ltd.	16,222,300	11,973,054	—	—	—	—	16,222,300	—	—	—	—	(486,320)	4,738,869	11,973,054
Falco Resources Ltd.	—	—	7,500,000	2,386,825	—	—	7,500,000	—	—	—	—	(253,949)	2,132,875	2,386,825
Falco Resources Ltd.	—	—	3,750,000	—	—	—	3,750,000	—	—	—	—	226,788	226,788	—
Gold Bullion International LLC	5,000,000	5,000,000	—	—	—	—	5,000,000	—	—	513,200	—	—	6,900,000	5,000,000
I-80 Gold Corp.	—	—	10,415,264	18,348,947		—	10,415,264	—	—	—	—	7,224,613	25,573,560	18,348,947
I-80 Gold Corp. Warrant	—	—	1,330,000	—	—	—	1,330,000	—	—	—	—	323,312	323,312	—
International Tower Hill Mines Ltd.	6,850,222	22,509,061	—	—	(100,000)	(125,703)	6,750,222	—	—	—	(3,741)	(4,293,963)	5,033,641	22,383,358
International Tower Hill Mines Ltd.	18,664,631	35,619,856	—	—	—	—	18,664,631	—	—	—	—	(12,248,428)	13,851,850	35,619,856
International Tower Hill Mines Ltd.	1,666,667	8,833,502	—	—	—	—	1,666,667	—	—	—	—	(1,093,729)	1,236,907	8,833,502
Jaguar Mining, Inc.	7,647,959	5,832,118	—	—	(1,847,200)	(2,152,532)	5,800,759	—	—	1,075,162	8,260,502	(29,774,893)	18,181,757	3,679,586
MAG Silver Corp.	1,581,135	18,561,846	—	—	(50,000)	(564,587)	1,531,135	—	—	—	371,324	(7,075,916)	24,804,387	17,997,259
MAG Silver Corp.	1,432,665	15,000,003	—	—	—	—	1,432,665	—	—	—	—	(6,131,775)	23,199,083	15,000,003
Nickel Creek Platinum Ltd.	12,379,201	2,544,342	—	—	(12,379,201)	(2,544,342)	—	—	—	—	—	1,085,562	—	—
Nickel Creek Platinum Ltd.	—	—	14,037,494	2,596,104	—	—	14,037,494	—	—	—	—	(1,764,893)	831,211	2,596,104
Nickel Creek Platinum Ltd.	1,658,293	51,762	—	—	(1,658,293)	(51,762)	—	—	—	—	—	(143,653)	—	—
Nickel Creek Platinum Ltd. Warrant	6,189,601	—	—	—	—	—	6,189,601	—	—	—	—	(11,184)	—	—
Nickel Creek Platinum Ltd. Warrant	1,658,293	—	—	—	—	—	1,658,293	—	—	—	—	(75,810)	28,542	—
NuLegacy Gold Corp.	37,852,485	6,682,142	—	—	—	—	37,852,485	—	—	—	—	(2,519,527)	1,643,681	6,682,142
NuLegacy Gold Corp. Warrant	4,648,198	—	—	—	—	—	4,648,198	—	—	—	—	(128,168)	1,101	—
Osisko Mining, Inc.	15,384,239	45,113,236	—	—	—	—	15,384,239	—	—	—	—	(16,174,798)	28,543,314	45,113,236
Osisko Mining, Inc. Warrant	932,500	—	—	—	—	—	932,500	—	—	—	—	(123,879)	—	—
Premier Gold Mines Ltd. (a)	12,738,160	20,409,863	—	—	(12,738,160)	(20,409,863)	—	—	—	510,503	10,983	(9,711,797)	—	—
Silvercrest Metals, Inc (a)	4,756,600	27,338,197	—	—	(700,000)	(3,351,640)	4,056,600	—	—	—	2,905,854	(21,329,541)	28,344,315	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946	—	—	—	—	9,886,500	—	—	—	—	(765,295)	2,302,635	14,175,946
Tocqueville Bullion Reserve LP - Class G (b)	7,619	13,795,735	—	—	—	—	7,619	—	—	—	—	(1,143,748)	12,495,805	13,795,735
West African Resources Ltd	27,400,000	4,936,439	—	—	(2,500,000)	(450,405)	24,900,000	—	—	—	1,469,790	(4,162,792)	17,461,431	4,486,034

		$329,374,940		$42,979,305		$(58,233,259)		$—	$—	$2,098,865	$7,031,902	$(98,563,836)	$291,705,928	$314,120,986

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a)	Security is no longer an affiliated company at September 30, 2021.
(b)

Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities [and is a TBR limited partner].